UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

SEMI-ANNUAL REPORT

DECEMBER 31, 2006

AZZAD FUNDS

INDUSTRY SECTOR ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectorsthe underlying securities represent as a percentage of the portfolio of investments.

The following chart gives a visual breakdown of the Fund by the industry sectorsthe underlying securities represent as a percentage of the portfolio of investments.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)

Shares	Security Description	Value
Common Stocks - 100.06%

Air Courier Services - 2.27%
630	Federal Express Corp.	$ 68,431

Aircraft Engines & Engine Parts - 3.07%
1,481	United Technologies, Corp.	92,592

Biological Products - 2.49%
1,159	Gilead Sciences, Inc.	75,254

Computer & Office Equipment - 4.92%
3,604	Hewlett-Packard Co.	148,449

Computer Communications Equipment - 3.50%
3,864	Cisco Systems, Inc.	105,603

Crude Petroleum & Natural Gas - 4.63%
688	Anadarko Petroleum Corp.	29,942
977	Occidental Petroleum Corp.	47,707
1,322	XTO Energy, Inc.	62,200
		139,849
Dolls & Stuffed Toys - 1.46%
1,941	Mattel, Inc.	43,983

Electronic & Other Electrical Equipment - 2.68%
1,834	Emerson Electric Co.	80,861

Engines & Turbines - 1.06%
272	Cummins, Inc.	$ 32,145

General Industrial Machinery & Equipment - 0.94%
727	Ingersoll Rand Co.	28,448

Fats & Oils - 3.39%
3,201	Archer Daniels-Midland Co.	102,304

Beverages - 1.50%
726	Pepsico, Inc.	45,411

Oil & Gas Field Services, NEC - 1.71%
815	Schlumberger Ltd.	51,475

Instruments For Measuring & Testing of Electricity & Electronic Signals - 1.17%
1,017	Agilent Technologies, Inc.	35,442

Petroleum Refining - 12.75%
2,080	ChevronTexaco Corp.	152,942
1,968	Exxon Mobil Corp.	150,808
591	Sunoco, Inc.	36,855
870	Valero Energy Corp.	44,509
		385,114

Pharmaceutical Preparations - 16.35%
708	Barr Laboratories, Inc.	$ 35,485
680	Forest Laboratories, Inc.	34,408
1,818	Johnson & Johnson	120,024
1,826	King Pharmaceuticals, Inc.	29,070
2,631	Merck & Co., Inc.	114,712
6,168	Pfizer, Inc.	159,751
		493,450
Public Building & Related Furniture - 2.54%
891	Johnson Controls, Inc.	76,555

Radio & Television Broadcasting & Communicatons Equipment - 1.01%
1,479	Motorola, Inc.	30,408

Railroads, Line-Haul Operating - 1.99%
813	Burlington Northern Santa Fe Corp.	60,007

Retail-Building Materials, Hardware, Garden Supply - 1.00%
474	Sherwin Williams Co.	30,137

Retail Lumber & Other Building Materials Dealers - 5.67%
1,512	Lowe's Companies, Inc.	47,099
3,091	Home Depot, Inc.	124,135
		171,234

Retail-Women's Clothing Stores - 1.92%
2,005	Limited Brands, Inc.	$ 58,025

Semiconductors & Related Devices - 4.12%
2,092	Nvidia Corp.	77,425
1,633	Texas Instruments, Inc.	47,030
		124,455
Services-Medical Laboratories - 1.21%
498	Laboratory Corp. of America Holdings	36,588

Services-Prepackaged Software - 3.71%
6,530	Oracle Systems	111,924

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.68%
929	Nucor, Corp.	50,779

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.70%
1,267	Procter & Gamble Co.	81,430

Surgical & Medical Instruments & Apparatus - 1.86%
248	3M Co.	19,327
526	Becton Dickinson & Co.	36,899
		56,226
Telephone Communications - 6.74%
3,190	AT&T Corp.	114,042
1,898	Bellsouth Corp.	89,415
		203,457

TOTAL COMMON STOCKS (Cost $2,815,199)		3,020,036

OTHER ASSETS LESS LIABILITIES - -0.06%		(1,712)

NET ASSETS - 100.00%		$ 3,018,324

* Non income producing securities during the period.

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)

Shares	Security Description	Value
Common Stocks - 100.96%
Agricultural Chemicals - 1.58%
1,314	Scotts Miracle-Gro Co.	$ 67,868

Ball & Roller Bearings - 2.43%
3,569	Timken Co.	104,143

Computer Storage Devices - 3.51%
7,353	Western Digital Corp. *	150,442

Crude Petroleum & Natural Gas - 6.61%
2,272	Noble Energy, Inc.	111,487
3,739	Newfield Exploration Co.	171,807
		283,294
Dental Equipment & Supplies - 2.82%
4,054	Dentsply International, Inc.	121,012

Drilling Oil & Gas Wells - 5.33%
2,808	Ensco International, Inc.	140,568
3,774	Patterson UTI Energy, Inc.	87,670
		228,238
Electronic Components & Accessories - 1.63%
5,149	Vishay Intertechnology, Inc.	69,718

Electrical Lighting & Wiring Equipment - 1.50%
1,358	Thomas & Betts Corp. *	64,206

Fabricated Structural Metal Products - 2.58%
1,455	Harsco Corp.	110,726

Heavy Construction Other Than Bldg Const - Contractors - 3.25%
1,701	Jacobs Engineering Group, Inc. *	138,700

Iron & Steel Foundries - 4.75%
2,602	Precision Castparts Corp.	203,685

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 3.86%
2,128	Polo Ralph Lauren Corp.	$ 165,261

Metalworking Machinery & Equipment - 2.97%
2,103	Lincoln Electric Holdings, Inc.	127,063

Mining & Quarrying of Nonmetallic Minerals - 2.72%
1,121	Martin Marietta Materials, Inc.	116,483

Mining Machinery & Equipment - 2.66%
2,361	Joy Global, Inc.	114,131

Miscellaneous Fabricated Metal Products - 2.07%
2,419	Crane Co.	88,632

Motor Vehicle Parts & Accessories - 1.30%
945	Borg Warner	55,774

Motor Homes - 2.34%
2,277	Thor Industries, Inc.	100,165

Motor Vehicles & Passenger Car Bodies - 1.93%
1,710	Oshkosh Truck Corp.	82,798

Mining & Quarrying of Nonmetallic Minerals - 4.99%
8,343	MDU Resources Group, Inc.	213,915

Oil & Gas Field Machinery & Equipment - 2.16%
2,323	Grant Prideco, Inc. *	92,386

Radio & Tv Broadcasting & Communications Equipment - 1.61%
2,269	Commscope, Inc.	69,159

Retail-Family Clothing Stores - 5.11%
4,479	American Eagle Outfitters, Inc.	139,790
2,395	Claire's Stores, Inc.	79,370
		219,160
Retail-Computer & Computer Software Stores - 2.19%
1,701	GameStop Corp. *	93,742

Retail-Drug Stores and Proprietary Stores - 1.51%
1,675	Omnicare, Inc.	$ 64,705

Retail-Women's Clothing Stores - 2.18%
2,844	Ann Taylor Stores Corp.	93,397

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.12%
2,911	Harris Corp.	133,498

Semiconductors & Related Devices - 3.88%
3,738	Intersil Corp.	89,413
1,960	MEMC Electronic Materials, Inc. *	76,714
		166,127

Services-Commercial Physical & Biological Research - 2.39%
3,184	Pharmaceutical Product Development, Inc.	102,588

Services-Educational Services - 1.62%
2,797	Career Education Corp. *	69,310

Services-Help Supply Services - 1.78%
5,365	MPS Group, Inc. *	76,076

Services-Prepackaged Software - 2.59%
3,411	Transaction Systems Architects, Inc.	111,096

Special Industry Machinery, NEC - 3.51%
2,971	LAM Research, Corp. *	150,392

Steel Works, Blast Furnaces & Rolling Mills - 1.97%
3,276	Commercial Metals Co.	84,521

Trucking - 1.94%
3,993	Hunt J.B. Transport Services, Inc.	82,935

Wholesale-Industrial Machinery & Equipment - 2.59%
2,741	Airgas, Inc.	111,065

TOTAL COMMON STOCKS (Cost $4,124,001)		4,326,411

OTHER ASSETS LESS LIABILITIES - -0.96%		(41,234)

NET ASSETS - 100.00%		$ 4,285,177

* Non income producing securities during the period.

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2006 (Unaudited)

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund

Assets:
Investment Securities at Value	$ 3,020,036	$ 4,326,411
(Cost $2,815,199 and $4,124,001, respectively)
Cash	65,520	135,192
Dividends Receivable	3,261	2,435
Total Assets	3,088,817	4,464,038
Liabilities:
Accrued Advisory Fees	1,733	10,659
Accrued Expenses	8,008	5,297
Accrued Distribution Payable	60,752	162,905
Total Liabilities	70,493	178,861

Net Assets	$ 3,018,324	$ 4,285,177

Net Assets Consist of:
Paid-In Capital	$ 2,876,426	$ 4,164,015
Accumulated Undistributed Net Investment Loss	(35,154)	(80,110)
Accumulated Realized Gain (Loss) on Investments	(27,785)	(1,138)
Unrealized Appreciation in Value of Investments	204,837	202,410
Net Assets	$ 3,018,324	$ 4,285,177

Shares of Benefical Interest, No Par Value	548,312	461,285
Net Asset Value Per Share	$ 5.50	$ 9.29

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2006 (Unaudited)

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund

Investment Income:
Dividends	$ 20,573	$ 18,077
Total Investment Income	20,573	18,077
Expenses:
Investment Advisory (Note 6)	14,407	20,548
Transfer Agent	7,949	7,949
Administration	5,369	5,369
Audit	3,049	3,049
Registration	2,771	2,771
Custodian	1,772	1,772
Legal	703	703
Distribution Fees	3,602	5,137
Insurance	412	412
Miscellaneous	572	572
Total Expenses	40,606	48,282
Fees reimbursed (Note 6)	(8,191)	(2,049)
Net Expenses	32,415	46,233
Net Investment Loss	(11,842)	(28,156)

Realized and Unrealized Gain (Loss) from Investments:
Realized Gain on Investments	54,483	(11,417)
Unrealized Appreciation on Investments	154,410	105,522
Net Realized and Unrealized Gain on Investments	208,893	94,105

Net Increase in Net Assets resulting from Operations	$ 197,051	$ 65,949

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six months	Year
	ended	ended
	December 31, 2006	June 30, 2006

INCREASE IN NET ASSETS FROM OPERATIONS:
Net Investment Loss	$ (11,842)	$ (23,311)
Net Realized Gain on Investments	54,483	91,835
Unrealized Appreciation (Depreciation)	154,410	(58,462)
Net Increase in Net Assets resulting from Operations	197,051	10,062

DISTRIBUTIONS TO SHAREHOLDERS	(106,539)	(67,014)

CAPITAL SHARE TRANSACTIONS (Note 4):	801,901	687,592
TOTAL INCREASE	892,413	630,640

NET ASSETS:
Beginning of Year	2,125,911	1,495,271
Net Assets at End of Year	$ 3,018,324	$ 2,125,911

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six months	Year
	ended	ended
	December 31, 2006	June 30, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net Investment Loss	$ (28,156)	$ (51,954)
Net Realized Gain on Investments	(11,417)	309,367
Unrealized Appreciation	105,522	(66,218)
Net Increase in Net Assets resulting from Operations	65,949	191,195

DISTRIBUTIONS TO SHAREHOLDERS	(219,575)	(211,619)

CAPITAL SHARE TRANSACTIONS (Note 4):	1,274,093	929,727
TOTAL INCREASE	1,120,467	909,303

NET ASSETS:
Net Assets at Beginning of Year	3,164,710	2,255,407
Net Assets at End of Year	$ 4,285,177	$ 3,164,710

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	(Unaudited)
	Six Months		Year	Year	Year	Year	Year
	ended		ended	ended	ended	ended	ended
	12/31/2006		6/30/2006	6/30/2005	6/30/2004	6/30/2003	6/30/2002

Net Asset Value at Beginning of Period	$ 5.31		$ 5.31	$ 5.07	$ 4.51	$ 4.53	$ 5.21

Income From Investment Operations
Net Investment Loss (a)	(0.02)		(0.06)	(0.05)	(0.05)	(0.03)	(0.05)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.41		0.23	0.29	0.61	0.01	(0.63)
Total from Investment Operations	0.39		0.17	0.24	0.56	(0.02)	(0.68)

Less Distributions	(0.20)		(0.17)	-	-	-	-

Net Asset Value at End of Period	$ 5.50		$ 5.31	$ 5.31	$ 5.07	$ 4.51	$ 4.53

Total Return	7.29%		3.18%	4.73%	12.42%	(0.44)%	(13.05)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 3,018		$ 2,126	$ 1,495	$ 1,203	$ 601	$ 183
Ratio of Expenses to Average Net Assets
After reimbursement/waiver of fees	2.25%	(c)	2.25%	2.25%	2.22%	2.25%	2.25%
Before reimbursement/waiver of fees	2.81%	(c)	3.04%	6.14%	4.29%	16.29%	29.69%
Expenses waived or Reimbursed (b)	(0.57)%	(c)	(0.80)%	(3.89)%	(2.07)%	(14.04)%	(27.44)%
Ratio of Net Investment Loss to
Average Net Assets	(0.82)%	(c)	(1.10)%	(1.02)%	(1.10)%	(1.11)%	(0.85)%

Portfolio Turnover Rate	51.67%		145.55%	122.47%	156.29%	82.52%	8.81%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.
(c) Annualized

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	(Unaudited)
	Six Months		Year	Year	Year	Year	Period
	ended		ended	ended	ended	ended	ended
	12/31/2006		6/30/2006	6/30/2005	6/30/2004	6/30/2003	6/30/2002 (a)

Net Asset Value at Beginning of Period	$ 9.65		$ 9.30	$ 8.30	$ 7.33	$ 7.51	$ 8.78

Income From Investment Operations
Net Investment Loss (b)	(0.07)		(0.16)	(0.14)	(0.03)	(0.03)	(0.05)
Net Losses on Securities
(Realized and Unrealized)	0.19		1.18	1.14	1.00	(0.15)	(1.14)
Total from Investment Operations	0.12		1.02	1.00	0.97	(0.18)	(1.19)

Less Distributions	(0.48)		(0.67)	-	-	-	(0.08)

Net Asset Value at End of Period	$ 9.29		$ 9.65	$ 9.30	$ 8.30	$ 7.33	$ 7.51

Total Return	1.26%		11.04%	12.05%	13.23%	(2.40)%	(13.64)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 4,285		$ 3,165	$ 2,255	$ 1,167	$ 289	$ 99
Ratio of Expenses to Average Net Assets
After reimbursement/waiver of fees	2.25%	(d)	2.25%	2.25%	2.20%	2.25%	2.25%
Before reimbursement/waiver of fees	2.35%	(d)	2.41%	5.22%	6.69%	36.78%	104.00%
Expenses waived or Reimbursed (c)	(0.10)%	(d)	(0.16)%	(2.98)%	(4.49)%	(34.53)%	(101.75)%
Ratio of Net Investment Loss to
Average Net Assets	(1.37)%	(d)	(1.65)%	(1.65)%	(0.79)%	(0.70)%	(0.88)%

Portfolio Turnover Rate	57.82%		147.73%	144.86%	185.48%	33.94%	6.93%

(a) For the period September 01, 2001 to June 30, 2002.
(b) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.
(d) Annualized

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS

December 31, 2006 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. There are two series within the Trust that are presently operating. The Azzad Ethical Income Fund (the "Income Fund"), commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad Ethical Mid Cap Fund (the “Mid Cap Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".  Azzad Asset Management, Inc. (the “Advisor”) is the advisor to the Funds.

The Azzad Ethical Mid Cap Fund’s primary investment objective is to provide shareholders with long-term capital appreciation.

The Azzad Ethical Income Fund’s primary investment objective is to provide shareholders with current income and, as a secondary objective, the Fund seeks long-term capital appreciation.

Each Fund should be considered a long-term investment and is not appropriate for short-term goals. Each Fund may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) Programs sponsored by Azzad Asset Management, Inc.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Security Transactions and Related Investment Income: Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income, if any, must be segregated and donated to qualified charities.

Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provision is required.

Dividend and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds will distribute their net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Fund’s distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended December 31, 2006. All purchases and sales were common stock.

	INCOME FUND	MID CAP FUND
Purchases	$2,226,286	$3,484,705
Sales	$1,422,464	$2,280,199

4.  CAPITAL SHARE TRANSACTIONS

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the year indicated:

	SIX MONTHS ENDED DECEMBER 31, 2006		YEAR ENDED JUNE 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
INCOME FUND
Shares sold	172,800	$938,392	269,027	$1,487,186
Shares reinvested	8,325	45,787	12,251	67,014
Shares redeemed	(33,000)	(182,278)	(162,588)	(866,608)
Net Increase	148,125	$801,901	118,690	$687,592

As of December 31, 2006 paid-in-capital totaled $2,876,426.

	SIX MONTHS ENDED DECEMBER 31, 2006		YEAR ENDED JUNE 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP FUND
Shares sold	168,246	1,603,690	241,285	$2,365,208
Shares reinvested	6,114	56,798	22,192	211,488
Shares redeemed	(41,101)	(386,395)	(177,901)	(1,646,969)
Net Increase	133,259	$1,274,093	85,626	$929,727

As of June 30, 2006 paid-in-capital totaled $4,164,015.

5.  TAX MATTERS

For federal income tax purposes, the cost of investments at December 31, 2006 was $2,815,199 and $4,124,001 for the Income Fund and the Mid Cap Fund.  The difference between book and tax cost for each Fund represents wash sale transactions.

	Appreciation	Depreciation	Net Appreciation (Depreciation)
Income Fund	$295,496	($90,659)	$204,837
Mid Cap Fund	$391,713	($189,303)	$202,410

	Income Fund	Mid Cap Fund
Undistributed ordinary income	$ (35,154)	$ (80,110)
Unrealized capital gains	(27,785)	(1,138)
Undistributed appreciation	204,837	202,410

Distributions paid for the six months ended December 31, 2006:

	Ethical Income Fund	Ethical Mid Cap Fund
Short-term capital gain	$27,377	$57,124
Long-term capital gain	79,162	162,451
	$106,539	$219,575

6.  TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% and 1.00% for the Income

Fund and Mid Cap Fund respectively, of the average daily net assets, respectively.

For the six months ended December 31, 2006, the Advisor received $14,407 and $20,548 from the Income Fund and Mid Cap Fund, respectively. The Fund owed the Advisor $1,733 and $10,659 from the Income Fund and Mid Cap Fund.

The Advisor has agreed to waive all or a portion of it's management fees and/or reimburse the Funds for operating expenses to the extent necessary to limit the Funds operating expenses to 2.25% of the average daily net assets. For the six months ended December 31, 2006, the Advisor waived fees of $8,191 for the Income Fund and $2,049 for the Mid Cap Fund.

7.  DISTRIBUTION PLAN

Each Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act (the "Rule") that allows such Fund to pay distribution and other fees for the sale and distribution of its shares. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that such Fund will compensate the Distributor by paying the Distributor a monthly fee equal to 0.25% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker-dealers and other financial institutions with which it has written agreements, and whose clients are Fund shareholders, for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Funds directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Funds directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

Because these expenses are paid out of the Funds’ assets on an on-going basis, over time, these expenses may increase the cost of your investment and may cost you more than paying other types of sales charges.

For the six months ended December 31, 2006, the distributor received $3,602 and $5,137 from the Income Fund and Mid Cap Fund, respectively.  At June 30, 2006 the Income Fund owed the distributor $2,548 and the Mid Cap Fund owed the distributor $2,253.

Expense Example

As a shareholder of the Azzad Funds, you incur the following ongoing costs: management fees, administrative fees, custodian fees, transfer agent fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	7/1/2006	12/31/2006	7/1/2006 to 12/31/2006

Actual	$1,000.00	$1,072.94	$11.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.86	$11.42

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Ethical Mid Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	7/1/2006	12/31/2006	7/1/2006 to 12/31/2006

Actual	$1,000.00	$1,012.68	$11.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.86	$11.42

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2006 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee Since 2000	2	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Year of Birth: 1964	Chairman, Treasurer and Trustee Since 2001	2

President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

The Adviser paid no trustee fees for the six months ended December 31, 2006.

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended June 30, 2006, are available without charge upon request by calling the Funds at 1-888-350-3369 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4933 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 22, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 6, 2007